General And Administrative Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
General and Administrative Expenses:
Rent and utilities					$ 118	$ 100
Insurance					5	3
Telephone					10	9
Office Services and Supplies					25	30
Other					10	14
Total General and Administrative Expenses	$ 69	$ 44	$ 139	$ 130	$ 168	$ 156